Debt - Summary of Total Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt	$ 24,854	$ 24,445
Total Bonds
Debt Instrument [Line Items]
Debt	7,710	7,878
Asset-backed debt
Debt Instrument [Line Items]
Debt	11,757	11,268
Other debt
Debt Instrument [Line Items]
Debt	5,387	5,299
Intersegment debt
Debt Instrument [Line Items]
Debt	0	0
Industrial Activities
Debt Instrument [Line Items]
Debt	6,558	6,347
Industrial Activities | Total Bonds
Debt Instrument [Line Items]
Debt	5,061	4,888
Industrial Activities | Asset-backed debt
Debt Instrument [Line Items]
Debt	0	0
Industrial Activities | Other debt
Debt Instrument [Line Items]
Debt	165	323
Industrial Activities | Intersegment debt
Debt Instrument [Line Items]
Debt	1,332	1,136
Financial services
Debt Instrument [Line Items]
Debt	20,748	20,436
Financial services | Total Bonds
Debt Instrument [Line Items]
Debt	2,649	2,990
Financial services | Asset-backed debt
Debt Instrument [Line Items]
Debt	11,757	11,268
Financial services | Other debt
Debt Instrument [Line Items]
Debt	5,222	4,976
Financial services | Intersegment debt
Debt Instrument [Line Items]
Debt	$ 1,120	$ 1,202